Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of operating lease by lessee [Line Items]
Expense	$ 12,250		$ 12,004	$ 9,044
Income recognized from leasing activities	$ 1,748,493		$ 2,859,958	$ 2,376,820
Leased office space [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease rent payable		$ 42,523
Leased office space [Member] | Three year operating lease agreement [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease renewal date	2018-02	2018-02
Operating lease concluding date	2023-01	2023-01
Leased office space [Member] | Five year operating lease agreement [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease renewal date	2020-05	2020-05
Operating lease concluding date	2023-04	2023-04
Leased office space [Member] | Top of Range [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease term	5 years	5 years
Leased office space [Member] | Bottom of Range [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease term	3 years	3 years